LOOMIS SAYLES FUNDS I

June 1, 2010

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Loomis Sayles Funds I
(File Nos.: 333-22931 and 811-08282)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information, each dated May 28, 2010, for Loomis Sayles Inflation Protected Securities Fund and Loomis Sayles Intermediate Duration Bond Fund (formerly, Loomis Sayles Intermediate Duration Fixed Income Fund), each a series of Loomis Sayles Funds I, do not differ from those contained in Post-Effective Amendment No. 39 that was filed electronically on May 27, 2010.

Please direct any questions or comments to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete
John DelPrete Assistant Secretary